Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 91-1857900-003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value on a recurring basis as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$115,378,465	$—	$—	$115,378,465
Heritage Financial Corporation common stock	5,526,911	—	—	5,526,911
Money market accounts	368,595	—	—	368,595
Total investments in the fair value hierarchy	121,273,971	—	—	121,273,971
Stable value collective trust fund (1)				3,570,103
Total investments at fair value	$121,273,971	$—	$—	$124,844,074

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$99,520,889	$—	$—	$99,520,889
Heritage Financial Corporation common stock	5,385,321	—	—	5,385,321
Money market accounts	233,450	—	—	233,450
Total investments in the fair value hierarchy	105,139,660	—	—	105,139,660
Stable value collective trust fund (1)				6,204,289
Total investments at fair value	$105,139,660	$—	$—	$111,343,949
(1) In accordance with FASB Accounting Codification Standards ("ASC") 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.